EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
EARNINGS PER SHARE
NOTE 16:	EARNINGS PER SHARE

Basic earnings per share

The calculation of basic earnings per share as of December 31, 2022, 2021 and 2020 was based on the profit for the year divided by a weighted average number of ordinary shares outstanding, calculated as follows:

Profit for the year:

	Year ended December 31
	2022	2021	2020
	USD thousands

Profit for the year	22,737	73,223	2,139

Weighted average number of ordinary shares:

	Year ended December 31
	2022	2021	2020
	Shares of NIS
	0.01 par value

Weighted average number of ordinary shares used to calculate basic earnings per share as at December 31	149,937,339	144,493,989	133,991,210

Basic earnings per share (in USD)	0.15	0.51	0.02

Diluted earnings per share:

The calculation of diluted earnings per share as of December 31, 2022, 2021 and 2020 was based on profit or for the year divided by a weighted average number of shares outstanding after adjustment for the effects of all dilutive potential ordinary shares, calculated as follows:

Weighted average number of ordinary shares (diluted):

	Year ended December 31
	2022	2021	2020
	Shares of NIS
	0.01 par value

Weighted average number of ordinary shares used to calculate basic earnings per share	149,937,339	144,493,989	133,991,210
Effect of share options on issue	3,120,304	8,212,903	4,714,985

Weighted average number of ordinary shares used to calculate diluted earnings per share	153,057,643	152,706,892	138,706,195

Diluted earnings per share (in USD)	0.15	0.48	0.02

At December 31, 2022 8,851 thousand options (in 2021 and 2020: 3,061 thousand and 2,946 thousand, respectively) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.